Share Based Compensation - Restricted Ordinary Shares (Narratives) (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Share-based Compensation Arrangement by Share-based Payment Award
Share based compensation expense	$ 6,765	$ 3,153	$ 2,257
Non-employee compensation expense	$ 100
Restricted Ordinary Shares
Share-based Compensation Arrangement by Share-based Payment Award
Granted (shares)	0	642,150	1,070,797
Vested (shares)	534,906	453,134	220,940
Unrecognized stock based compensation	$ 800
Non-employee compensation expense	$ 1,000	$ 200
Restricted Ordinary Shares | Service Based
Share-based Compensation Arrangement by Share-based Payment Award
Granted (shares)		439
Restricted Ordinary Shares | Service and Performance Based
Share-based Compensation Arrangement by Share-based Payment Award
Granted (shares)		641,711
Restricted Ordinary Shares | Performance Based
Share-based Compensation Arrangement by Share-based Payment Award
Vested (shares)	159,492	24,896
Share based compensation expense	$ 1,000	$ 800